Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Revenue from performance obligations satisfied or partially satisfied in previous periods	€ 21.5	€ 19.0
Current Trade Receivables, Reduction in Trade Terms	231.4	231.4
Current trade payables, relating to trade terms	(75.5)	(63.4)
Total trade terms liabilities	(306.9)	(294.8)
Current assets
Trade receivables	208.3	211.2
Prepayments and accrued income	16.0	15.9
Other receivables	39.1	34.6
Total current trade and other receivables	263.4	261.7
Non-current assets
Other non-current assets	7.1	8.1
Total non-current trade and other receivables	7.1	8.1
Total trade and other receivables	€ 270.5	€ 269.8